Accounts Receivable, Net	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
Accounts Receivable, Net
7.	Accounts receivable, net

	December 31,
	2021	2022
	RMB	RMB
Accounts receivable, gross	90,330	78,201
Less: expected credit loss provision	(2,296)	(2,303)

Accounts receivable, net	88,034	75,898

The following table sets out movements of the expected credit loss provision for the years ended December 31, 2020, 2021 and 2022:

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Beginning balance prior to ASC 326	(922)	—	—
Impact of adoption to ASC 326	(3,122)	—	—
Balance at beginning of the year	(4,044)	(4,449)	(2,296)

Current year provision	(1,907)	(715)	(993)
Current year reversal	1,502	2,868	986

Balance at end of the year	(4,449)	(2,296)	(2,303)